Schedule of Investments (unaudited) June 30, 2020	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 39.2%
Bank of China Ltd., Class H	49,708,000	$18,406,926
China Construction Bank Corp., Class H	63,660,960	51,500,780
China Life Insurance Co. Ltd., Class H	4,801,000	9,663,387
China Merchants Bank Co. Ltd., Class H	2,434,500	11,198,050
China Mobile Ltd.	3,571,000	24,097,091
China Overseas Land & Investment Ltd.	2,403,500	7,272,103
China Petroleum & Chemical Corp., Class H	16,463,600	6,861,205
CNOOC Ltd.	10,371,000	11,534,559
Industrial & Commercial Bank of China Ltd., Class H	50,449,115	30,593,171
Meituan Dianping, Class B(a)	2,295,500	50,912,715
Ping An Insurance Group Co. of China Ltd., Class H	3,463,000	34,627,989
Tencent Holdings Ltd.	3,701,900	238,149,700
Xiaomi Corp., Class B(a)(b)	8,543,800	14,154,325

		508,972,001

Hong Kong — 15.5%
AIA Group Ltd.	7,808,400	72,840,586
CK Asset Holdings Ltd.	1,648,648	9,827,499
CK Hutchison Holdings Ltd.	1,741,648	11,190,843
CLP Holdings Ltd.	1,125,000	11,031,618
Galaxy Entertainment Group Ltd.	1,682,000	11,447,787
Hang Seng Bank Ltd.(c)	470,300	7,894,513
Hong Kong & China Gas Co. Ltd.(c)	6,651,144	10,297,948
Hong Kong Exchanges & Clearing Ltd.	769,000	32,742,615
Link REIT	1,327,900	10,853,881
Sun Hung Kai Properties Ltd.	955,500	12,198,869
Techtronic Industries Co. Ltd.	1,113,500	10,890,116

		201,216,275

Singapore — 4.3%
DBS Group Holdings Ltd.	1,155,600	17,229,834
Oversea-Chinese Banking Corp. Ltd.(c)	2,528,774	16,314,086
Singapore Telecommunications Ltd.(c)	5,272,800	9,297,938
United Overseas Bank Ltd.	898,200	13,025,043

		55,866,901

South Korea — 20.6%
Celltrion Inc.(a)	69,751	17,744,362
Hyundai Mobis Co. Ltd.	43,548	6,951,171
Hyundai Motor Co.	92,373	7,502,883
KB Financial Group Inc.	252,204	7,118,365
LG Chem Ltd.	30,578	12,469,143
NAVER Corp.	93,383	20,728,487
POSCO	45,610	6,597,780
Samsung Electronics Co. Ltd.	3,315,728	145,546,360
Samsung SDI Co. Ltd.	35,497	10,727,156
Shinhan Financial Group Co. Ltd.	304,424	7,276,211
SK Hynix Inc.	347,973	24,618,616

		267,280,534

Security	Shares	Value

Taiwan — 18.4%
Cathay Financial Holding Co. Ltd.	5,528,668	$7,842,016
Chunghwa Telecom Co. Ltd.	2,452,551	9,725,583
CTBC Financial Holding Co. Ltd.	12,580,359	8,676,992
Formosa Chemicals & Fibre Corp.	2,611,804	6,701,132
Formosa Plastics Corp.	2,834,071	8,414,466
Hon Hai Precision Industry Co. Ltd.	8,051,052	23,549,146
Largan Precision Co. Ltd.	69,000	9,553,289
MediaTek Inc.	945,112	18,546,996
Nan Ya Plastics Corp.	3,633,510	7,955,558
Taiwan Semiconductor Manufacturing Co. Ltd.	12,225,343	129,693,178
Uni-President Enterprises Corp.	3,303,000	7,981,965

		238,640,321

Total Common Stocks — 98.0% (Cost: $1,101,424,009)		1,271,976,032

Preferred Stocks

South Korea — 1.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	531,629	20,551,813

Total Preferred Stocks — 1.6% (Cost: $19,666,461)		20,551,813

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	22,782,959	22,812,577
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	630,000	630,000

		23,442,577

Total Short-Term Investments — 1.8% (Cost: $23,437,348)		23,442,577

Total Investments in Securities — 101.4% (Cost: $1,144,527,818)		1,315,970,422

Other Assets, Less Liabilities — (1.4)%		(17,584,196)

Net Assets — 100.0%		$1,298,386,226

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,972,650	810,309	22,782,959	$22,812,577	$40,641	(b)	$(2,479)	$17,927
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	(270,000)	630,000	630,000	625		—	—

				$23,442,577	$41,266		$(2,479)	$17,927

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,271,976,032	$—	$—	$1,271,976,032
Preferred Stocks	20,551,813	—	—	20,551,813
Money Market Funds	23,442,577	—	—	23,442,577

	$1,315,970,422	$—	$—	$1,315,970,422

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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